THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
                 FILED ON MAY 11, 2000 PURSUANT TO A REQUEST FOR
           CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
             WILL EXPIRE ON MAY 15, 2001 BY THE TERMS OF THE REQUEST

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: MARCH 31, 2000

                 CHECK HERE IF AMENDMENT [X]: AMENDMENT NUMBER 1

                        THIS AMENDMENT (CHECK ONLY ONE):
                          [ ] is a restatement
                          [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Timothy G. Caffrey
Address:   c/o Kelso Management Company, Inc.
           One International Place, Suite 2401
           Boston, MA  02110

Form 13F File Number 28-05419

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Timothy G. Caffrey
Title:
Phone:  617-310-5110

Signature, Place, and Date of Signing:

Timothy G. Caffrey
------------------
[Signature]

Boston, Massachusetts
---------------------
[City, State]

January 30, 2001

Report Type (Check only one):

[   ]      13F HOLDINGS  REPORT.  (Check here if all holdings of this  reporting manager are reported in this report.)
[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[   ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-05471
Name:      Dorsey R. Gardner
           c/o Kelso Management Company, Inc.
           One International Place, Suite 2401
           Boston, MA  02110